Concentrations (Details) - Schedule of concentration risks ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2021 CNY (¥)		Jun. 30, 2021 USD ($)		Jun. 30, 2020 CNY (¥)
Concentration Risk [Line Items]
Accounts receivable	¥ 48,146		$ 7,457		¥ 32,275
Accounts receivable, percentage	87.30%		87.30%		81.00%
Company A [Member]
Concentration Risk [Line Items]
Accounts receivable	¥ 16,484		$ 2,553		¥ 6,690
Accounts receivable, percentage	29.90%		29.90%		16.80%
Company B [Member]
Concentration Risk [Line Items]
Accounts receivable	¥ 31,662		$ 4,904		¥ 14,543
Accounts receivable, percentage	57.40%		57.40%		36.50%
Company D [Member]
Concentration Risk [Line Items]
Accounts receivable		[1]		[1]	¥ 11,042
Accounts receivable, percentage		[1]		[1]	27.70%

[1]	represented less than 10% of account receivables as of the year end.